                               [NATIONWIDE(R) LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-4


                                  ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1999



                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-1882-W (12/99)

                                [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220





                            [JOSEPH J. GASPER PHOTO]




                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-4.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President
                               February 10, 2000

                         NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999


ASSETS:

  Investments at market value:

    Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
      1,573 shares (cost $16,742) .................................. $    15,241

    Greenwich SSF - Total Return Portfolio (GSSFTotRt)
      11,213 shares (cost $197,671) ................................     225,831

    Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
      994,187 shares (cost $13,967,927) ............................  10,906,228

    Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
      5,605 shares (cost $46,549) ..................................      42,656

    Smith Barney VAF - The U.S. Government/High Quality Securities
    Portfolio (SBVAFUSGovHQ)
      71,118 shares (cost $850,244) ................................     755,985

    Travelers Series Fund Inc. - Smith Barney International Equity
    Portfolio (TSFSBIntEq)
      10,594 shares (cost $151,451) ................................     243,349

    Travelers Series Fund Inc. - Smith Barney Large Cap Value
    Portfolio (TSFSBLgCapVal)
      9,064 shares (cost $183,337) .................................     176,837

    Travelers Series Fund Inc. - Smith Barney Money Market
    Portfolio (TSFSBMMkt)
      135,307 shares (cost $135,307) ...............................     135,307
                                                                     -----------
        Total investments ..........................................  12,501,434

  Accounts receivable ..............................................         548
                                                                     ----------
       Total assets ................................................  12,501,982

Accounts payable ...................................................      36,898
                                                                     -----------
Contract owners' equity                                              $12,465,084
                                                                     ===========

                                                                         Annual
Contract owners' equity represented by:   Units   Unit Value             Return*
                                         -------  ----------             -------
  Contracts in accumulation phase:

    Greenwich SSF - Intermediate High
    Grade Portfolio:
      Non-tax qualified ................   1,363  $11.175182  $    15,232   (5)%

    Greenwich SSF - Total Return
    Portfolio:
      Non-tax qualified ................  12,558   17.965910      225,616    20%

    Smith Barney VAF - The Income and
    Growth Portfolio:
      Tax qualified ....................  69,881   29.942972    2,092,445   (4)%
      Non-tax qualified ................ 287,325   29.942972    8,603,364   (4)%

    Smith Barney VAF - The Reserve
    Account Portfolio:
      Tax qualified ....................     224   13.874598        3,108     2%
      Non-tax qualified ................   2,850   13.874598       39,543     2%

    Smith Barney VAF - The U.S.
    Government/High Quality Securities
    Portfolio:
      Tax qualified ....................   3,629   16.204257       58,805     1%
      Non-tax qualified ................  42,827   16.204257      693,980     1%

    Travelers Series Fund Inc. -
    Smith Barney International Equity
    Portfolio:
      Non-tax qualified ................  11,801   20.621439      243,354    66%

    Travelers Series Fund Inc. -
    Smith Barney Large Cap Value
    Portfolio:
      Tax qualified ....................   5,401   15.129147       81,713   (1)%
      Non-tax qualified ................   6,282   15.129147       95,041   (1)%

    Travelers Series Fund Inc. -
    Smith Barney Money Market Portfolio:
        Non-tax qualified ..............  11,647   11.642365      135,599     3%
                                         =======   =========
  Reserves for annuity contracts in
  payout phase:
        Tax qualified ..................                            6,198
        Non-tax qualified ..............                          171,086
                                                              -----------
                                                              $12,465,084
                                                              ===========

* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

________________________________________________________________________________

________________________________________________________________________________


NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     Total               GSSFIHiGr           GSSFTotRt             SBVAFIncGro
                                            -----------------------   ----------------   -----------------   ---------------------
                                               1999         1998       1999     1998      1999      1998       1999        1998
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------

Investment activity:
  Reinvested dividends ...................  $   242,020     522,753     2,419    2,008     7,223     6,084      222,144     396,148
  Mortality, expense and administration
    charges (note 2) .....................     (190,062)   (230,174)     (307)    (616)   (3,318)   (3,321)    (168,124)   (194,599)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Net investment activity ..............       51,958     292,579     2,112    1,392     3,905     2,763       54,020     201,549
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
  Proceeds from mutual fund shares sold ..    3,415,514   7,199,070    16,378   88,531   105,839    36,905    2,620,083   4,605,228
  Cost of mutual fund shares sold ........   (3,893,540) (6,677,696)  (18,093) (84,883)  (89,355)  (32,408)  (3,069,184) (4,221,818)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Realized gain (loss) on investments ..     (478,026)    521,374    (1,715)   3,648    16,484     4,497     (449,101)    383,410
  Change in unrealized gain (loss) on
    investments ..........................   (2,247,223) (3,366,100)   (1,892)  (2,274)   17,934    (6,123)  (2,427,983) (3,069,801)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Net gain (loss) on investments .......   (2,725,249) (2,844,726)   (3,607)   1,374    34,418    (1,626)  (2,877,084) (2,686,391)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
  Reinvested capital gains ...............    2,408,668   4,181,528         -        -    10,901     7,312    2,393,212   4,050,640
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations .....................     (264,623)  1,629,381    (1,495)   2,766    49,224     8,449     (429,852)  1,565,798
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------

Equity transactions:
  Purchase payments received from
    contract owners ......................        1,326     282,588         -        -       330    16,490          330     258,292
  Transfers between funds ................            -           -   (16,062)       -   (12,156)    4,320     (205,631)     (4,561)
  Redemptions ............................   (2,820,553) (6,225,562)        -  (87,790)  (63,185)  (33,691)  (2,166,514) (4,268,099)
  Annuity benefits .......................      (30,860)    (23,894)        -        -         -         -      (29,377)    (22,349)
  Annual contract maintenance charge
    (note 2) .............................       (8,375)    (10,342)       (8)     (35)     (125)     (124)      (7,389)     (8,909)
  Contingent deferred sales charges
    (note 2) .............................       (1,434)     (4,773)        -      (61)        -       (15)        (728)     (3,363)
  Adjustments to maintain reserves .......      (36,483)     (6,113)       (5)      (2)     (200)      (26)     (35,943)     (6,136)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
      Net equity transactions ............   (2,896,379) (5,988,096)  (16,075) (87,888)  (75,336)  (13,046)  (2,445,252) (4,055,125)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
Net change in contract owners' equity ....   (3,161,002) (4,358,715)  (17,570) (85,122)  (26,112)   (4,597)  (2,875,104) (2,489,327)
Contract owners' equity beginning of
  period .................................   15,626,086  19,984,801    32,802  117,924   251,728   256,325   13,745,003  16,234,330
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
Contract owners' equity end of period ....  $12,465,084  15,626,086    15,232   32,802   225,616   251,728   10,869,899  13,745,003
                                            ===========  ==========   =======  =======   =======  ========   =========== ==========+

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                SBVAFResAcct         SBVAFUSGovHQ         TSFSBIntEq         TSFSBLgCapVal
                                              -----------------   -------------------   -----------------   -----------------
                                                1999     1998       1999       1998      1999      1998      1999      1998
                                              --------  -------   --------   --------   -------  --------   -------  --------
Investment activity:
  Reinvested dividends ...................... $      -    2,677      2,850     90,126       699         -     2,124     7,532
  Mortality, expense and administration
    charges (note 2) ........................     (629)  (1,049)   (11,053)   (15,411)   (2,722)   (3,656)   (2,720)   (6,774)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Net investment activity .................     (629)   1,628     (8,203)    74,715    (2,023)   (3,656)     (596)      758
                                              --------  -------   --------  ---------   -------  --------   -------  --------
  Proceeds from mutual fund shares sold .....   15,182   41,763    266,312    878,250    82,943   225,762    59,715   630,495
  Cost of mutual fund shares sold ...........  (22,681) (65,936)  (334,704)  (947,448)  (68,499) (183,352)  (41,962) (449,715)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Realized gain (loss) on investments .....   (7,499) (24,173)   (68,392)   (69,198)   14,444    42,410    17,753   180,780
  Change in unrealized gain (loss) on
    investments .............................    8,893   20,737     85,689   (122,990)   89,397   (23,713)  (19,261) (161,936)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Net gain (loss) on investments ..........    1,394   (3,436)    17,297   (192,188)  103,841    18,697    (1,508)   18,844
                                              --------  -------   --------  ---------   -------  --------   -------  --------
  Reinvested capital gains ..................        -        -          -    104,744         -         -     4,555    18,832
                                              --------  -------   --------  ---------   -------  --------   -------  --------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ........................      765   (1,808)     9,094    (12,729)  101,818    15,041     2,451    38,434
                                              --------  -------   --------  ---------   -------  --------   -------  --------

Equity transactions:
  Purchase payments received from
     contract owners ........................        -    2,000        336        495       330       495         -     4,816
  Transfers between funds ...................        -  (18,538)   (32,232)   (75,949)        -    42,867         -   109,815
  Redemptions ...............................  (14,376) (22,036)  (191,994)  (552,423)  (80,268) (180,804)  (56,702) (623,289)
  Annuity benefits ..........................        -        -     (1,483)    (1,545)        -         -         -         -
  Annual contract maintenance charge
    (note 2) ................................      (70)    (124)      (443)      (697)      (75)      (91)     (115)     (148)
  Contingent deferred sales charges
    (note 2) ................................     (105)       -       (386)      (866)        -      (118)        -      (350)
  Adjustments to maintain reserves ..........        2       (5)        (5)         3         6         1       (79)       37
                                              --------  -------   --------  ---------   -------  --------   -------  --------
      Net equity transactions ...............  (14,549) (38,703)  (226,207)  (630,982)  (80,007) (137,650)  (56,896) (509,119)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
Net change in contract owners' equity .......  (13,784) (40,511)  (217,113)  (643,711)   21,811  (122,609)  (54,445) (470,685)
Contract owners' equity beginning of
  period ....................................   56,435   96,946    973,092  1,616,803   221,543   344,152   231,199   701,884
                                              --------  -------   --------  ---------   -------  --------   -------  --------
Contract owners' equity end of period ....... $ 42,651   56,435    755,979    973,092   243,354   221,543   176,754   231,199
                                              ========  =======   ========  =========   =======  ========   =======  ========


                                                                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                           TSFSBMMkt
                                                    -----------------------
                                                       1999        1998
                                                    ---------    --------

Investment activity:
  Reinvested dividends ......................       $   4,561      18,178
  Mortality, expense and administration
    charges (note 2) ........................          (1,189)     (4,748)
                                                    ---------    --------
    Net investment activity .................           3,372      13,430
                                                    ---------    --------
  Proceeds from mutual fund shares sold .....         249,062     692,136
  Cost of mutual fund shares sold ...........        (249,062)   (692,136)
                                                    ---------    --------
    Realized gain (loss) on investments .....               -           -
  Change in unrealized gain (loss) on
    investments .............................               -           -
                                                    ---------    --------
    Net gain (loss) on investments ..........               -           -
                                                    ---------    --------
  Reinvested capital gains ..................               -           -
                                                    ---------    --------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ........................           3,372      13,430
                                                    ---------    --------

Equity transactions:
  Purchase payments received from
     contract owners ........................               -           -
  Transfers between funds ...................         266,081     (57,954)
  Redemptions ...............................        (247,514)   (457,430)
  Annuity benefits ..........................               -           -
  Annual contract maintenance charge
    (note 2) ................................            (150)       (214)
  Contingent deferred sales charges
    (note 2) ................................            (215)          -
  Adjustments to maintain reserves ..........            (259)         15
                                                    ---------    --------
      Net equity transactions ...............          17,943    (515,583)
                                                    ---------    --------
Net change in contract owners' equity .......          21,315    (502,153)
Contract owners' equity beginning of
  period ....................................         114,284     616,437
                                                    ---------    --------
Contract owners' equity end of period .......       $ 135,599     114,284
                                                    =========    ========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 1999 and 1998

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the Greenwich Street Series Fund (Greenwich SSF);
            Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr) Greenwich SSF - Total Return Portfolio (GSSFTotRt)

          Portfolios of the Smith Barney Variable Account Funds
          (Smith Barney VAF);
            Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct) Smith Barney VAF - The U.S. Government/High Quality Securities
              Portfolio (SBVAFUSGovHQ)

          Portfolios of the Travelers Series Fund Inc.;
            Travelers Series Fund Inc. - Smith Barney International Equity
              Portfolio (TSFSBIntEq)
            Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio
              (TSFSBLgCapVal)
            Travelers Series Fund Inc. - Smith Barney Money Market Portfolio
              (TSFSBMMkt)

        At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)     Expenses

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

        The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.



________________________________________________________________________________

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-4:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
February 18, 2000



________________________________________________________________________________

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220













Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company